Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,352	$ 645	$ 0
Less: Accumulated depreciation	(78)	(8)	0
Property, Plant and Equipment, Net	1,274	637	0
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	669	38	0
Machinery & equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	146	86	0
Computers & office equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	19	19	0
Construction in progress
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 518	$ 502	$ 0